Summary of Significant Accounting Policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment $ / ¥	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / ¥	Dec. 31, 2024 USD ($)	May 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies
Land use right, term	33 years	33 years
Allowance for credit loss	¥ 0		¥ 0		¥ 0
Interest income from held-to maturity investments	22,823,764	$ 3,263,755	51,034,427		80,693,057
Investment income from other short-term investments carried at fair value	862,264,850	123,302,234	315,013,325		77,394,955
Total notional amount	824,279,618		267,280,381			$ 117,870,418
loss from decrease in value of excluded component	52,011,906	7,437,604	89,894,630
Gain from increase in value of excluded component	113,191,365	16,186,150	0
Derivative collateral right to reclaim cash	824,279,618		267,280,381			117,870,418
Account receivables	5,351,275		34,275,509			765,222
Allowance for account receivables, net	236		274,956		205,489	$ 34	$ 39,318
Impairment loss recognized	0
Defined contribution plan expensed incurred	18,416,589	2,633,537	19,125,406		14,321,884
Advertising costs	3,992,262	570,886	53,979		946,664
Government grants	51,796	7,407	175,519		5,483,308
VAT incurred	¥ 57,324,548	$ 8,197,301	52,519,936		26,906,439
Operating segment | segment	1	1
Number of reportable segments | segment	1	1
Exchange rate | $ / ¥	6.9931					6.9931
Deposits in the licensed banks								¥ 500,000
Revenues	¥ 40,963,626	$ 5,857,721	¥ 216,428,374		¥ 126,338,353
Concentration of credit risk | Financial assets | China Merchants Bank Company Limited
Summary Of Significant Accounting Policies
Concentration risk, percentage	10.00%	10.00%	22.00%	22.00%
Financial assets	¥ 1,171,000,000		¥ 1,831,000,000			$ 167,000,000	$ 251,000,000
Concentration of credit risk | Financial assets | China Zheshang Bank Co., Ltd
Summary Of Significant Accounting Policies
Concentration risk, percentage	20.00%	20.00%
Financial assets	¥ 2,289,000,000					327,000,000
Concentration of credit risk | Accounts receivable | Customer A
Summary Of Significant Accounting Policies
Concentration risk, percentage			26.00%	26.00%
Revenues | $				$ 9,028,752
Concentration of credit risk | Accounts receivable | Customer B
Summary Of Significant Accounting Policies
Concentration risk, percentage			27.00%	27.00%
Revenues | $				$ 9,300,571
Concentration of credit risk | Accounts receivable | Customer C
Summary Of Significant Accounting Policies
Concentration risk, percentage			38.00%	38.00%
Revenues | $				$ 13,291,323
Customer concentration risk | Revenue benchmark | Customer A
Summary Of Significant Accounting Policies
Concentration risk, percentage	24.00%	24.00%	10.00%	10.00%
Revenues	¥ 9,634,779	$ 1,377,755	¥ 22,125,951
Customer concentration risk | Revenue benchmark | Customer B
Summary Of Significant Accounting Policies
Concentration risk, percentage	19.00%	19.00%	22.00%	22.00%
Revenues	¥ 7,872,475	$ 1,125,749	¥ 47,629,353
Customer concentration risk | Revenue benchmark | Customer C
Summary Of Significant Accounting Policies
Concentration risk, percentage	10.00%	10.00%	39.00%	39.00%	13.00%
Revenues	¥ 4,261,328	$ 609,362	¥ 83,463,994		¥ 16,198,314
Customer concentration risk | Revenue benchmark | Customer D
Summary Of Significant Accounting Policies
Concentration risk, percentage			11.00%	11.00%	36.00%
Revenues			¥ 24,452,405		¥ 45,749,204
Customer concentration risk | Accounts receivable | Customer A
Summary Of Significant Accounting Policies
Account receivables	¥ 5,230,801					747,995
Concentration risk, percentage	98.00%	98.00%
Xiamen Youqi Technology Co., Ltd. and other companies
Summary Of Significant Accounting Policies
Applicable tax rate	3.00%	3.00%
Computer software
Summary Of Significant Accounting Policies
Research and development costs capitalized	¥ 0
Minimum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	P1Y	P1Y
Minimum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	6.00%	6.00%
Maximum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	P10Y	P10Y
Maximum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	13.00%	13.00%
Swap
Summary Of Significant Accounting Policies
Derivative collateral right to reclaim cash	¥ 824,279,618		267,280,381			$ 117,870,418
CICC, CITIC and GF | Swap
Summary Of Significant Accounting Policies
Prepaid for new contracts to be entered into	¥ 369,603,877	$ 52,852,651	¥ 1,231,094,816